Pioneer Fundamental
Growth Fund

Schedule of Investments | December 31, 2020

Ticker Symbols:

Class A	PIGFX
Class C	FUNCX
Class K	PFGKX
Class R	PFGRX
Class Y	FUNYX

Schedule of Investments | 12/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 99.8% of Net Assets
	Beverages - 2.4%
1,131,123	PepsiCo., Inc.	$167,745,541
	Total Beverages	$167,745,541
	Capital Goods - 1.1%
304,447	Rockwell Automation, Inc.	$76,358,352
	Total Capital Goods	$76,358,352
	Capital Markets - 4.8%
3,101,474	Charles Schwab Corp.	$164,502,181
1,481,546	Intercontinental Exchange, Inc.	170,807,438
	Total Capital Markets	$335,309,619
	Chemicals - 2.0%
635,497	Ecolab, Inc.	$137,496,131
	Total Chemicals	$137,496,131
	Commercial Services & Supplies - 1.2%
641,197(a)	Copart, Inc.	$81,592,318
	Total Commercial Services & Supplies	$81,592,318
	Communications Equipment - 1.1%
444,928	Motorola Solutions, Inc.	$75,664,456
	Total Communications Equipment	$75,664,456
	Electronic Equipment, Instruments & Components - 4.1%
1,096,785	Amphenol Corp.	$143,426,575
1,041,752	CDW Corp.	137,292,496
	Total Electronic Equipment, Instruments & Components	$280,719,071
	Entertainment - 1.5%
705,090	Electronic Arts, Inc.	$101,250,924
	Total Entertainment	$101,250,924
	Health Care Equipment & Supplies - 6.3%
244,649	Cooper Cos., Inc.	$88,885,875
1,057,102(a)	Edwards Lifesciences Corp.	96,439,415
916,142	Medtronic Plc	107,316,874
934,258	Zimmer Biomet Holdings, Inc.	143,959,815
	Total Health Care Equipment & Supplies	$436,601,979
	Health Care Providers & Services - 0.9%
144,695	Humana, Inc.	$59,364,018
	Total Health Care Providers & Services	$59,364,018
	Household Products - 0.8%
631,753	Colgate-Palmolive Co.	$54,021,199
	Total Household Products	$54,021,199
	Insurance - 2.0%
322,377	Marsh & McLennan Cos., Inc.	$37,718,109
1,048,739	Progressive Corp.	103,699,312
	Total Insurance	$141,417,421
	Interactive Media & Services - 6.4%
254,784(a)	Alphabet, Inc., Class C	$446,350,994
	Total Interactive Media & Services	$446,350,994
	Internet & Direct Marketing Retail - 9.3%
131,989(a)	Amazon.com, Inc.	$429,878,934
97,182(a)	Booking Holdings, Inc.	216,450,553
	Total Internet & Direct Marketing Retail	$646,329,487
	IT Services - 13.5%
768,208	Accenture Plc	$200,663,612
657,844	Fidelity National Information Services, Inc.	93,058,612
880,901	Mastercard, Inc.	314,428,803
1,381,960(a)	PayPal Holdings, Inc.	323,655,032
	Total IT Services	$931,806,059
	Life Sciences Tools & Services - 3.5%
520,645	Thermo Fisher Scientific, Inc.	$242,506,028
	Total Life Sciences Tools & Services	$242,506,028
	Machinery - 5.0%
549,025	Illinois Tool Works, Inc.	$111,935,217
1,296,321	Stanley Black & Decker, Inc.	231,471,078
	Total Machinery	$343,406,295
	Pharmaceuticals - 4.4%
680,479	Eli Lilly & Co.	$114,892,074
677,831	Johnson & Johnson	106,677,043
1,930,944	Roche Holding AG (A.D.R.)	84,652,585
	Total Pharmaceuticals	$306,221,702
	Semiconductors & Semiconductor Equipment - 4.4%
2,007,688	QUALCOMM, Inc.	$305,851,190
	Total Semiconductors & Semiconductor Equipment	$305,851,190
	Software - 9.9%
433,240(a)	Adobe, Inc.	$216,671,989
2,099,830	Microsoft Corp.	467,044,188
	Total Software	$683,716,177
Shares		Value
	Software & Services - 2.3%
723,155(a)	salesforce.com, Inc.	$160,923,682
	Total Software & Services	$160,923,682
	Specialty Retail - 8.0%
681,194	Home Depot, Inc.	$180,938,750
246,752(a)	O'Reilly Automotive, Inc.	111,672,553
1,388,449	Ross Stores, Inc.	170,515,422
1,290,516	TJX Cos., Inc.	88,129,337
	Total Specialty Retail	$551,256,062
	Technology Hardware, Storage & Peripherals - 4.9%
2,549,706	Apple, Inc.	$338,320,489
	Total Technology Hardware, Storage & Peripherals	$338,320,489
	TOTAL COMMON STOCKS
	(Cost $3,447,755,288)	$6,904,229,194
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $3,447,755,288)	$6,904,229,194
	OTHER ASSETS AND LIABILITIES - 0.2%	$15,862,789
	NET ASSETS - 100.0%	$6,920,091,983

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,904,229,194	$–	$–	$6,904,229,194
Total Investments in Securities	$6,904,229,194	$–	$–	$6,904,229,194

During the three months ended December 31, 2020, there were no transfers in and out of Level 3.